Calculation of Earnings Per Share	12 Months Ended
Dec. 31, 2013
Calculation of Earnings Per Share [Abstract]
CALCULATION OF EARNINGS PER SHARE

17.  Calculation Of Earnings Per Share

Basic earnings per share (EPS) is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. The following table sets forth the computation of basic and diluted earnings per share:

	Years Ended December 31,
	2013	2012	2011
	(Amounts, except earnings per share, in thousands)

Net income	$4,001	$3,648	$4,680

Weighted-average common shares outstanding	4,210	4,231	4,241

Basic earnings per share	$0.95	$0.86	$1.10

Weighted-average common shares outstanding	4,210	4,231	4,241

Common stock equivalents due to effect of stock options	1	2	3

Total weighted-average common shares and equivalents	$4,211	$4,233	$4,244

Diluted earnings per share	$0.95	$0.86	$1.10

Anti-dilutive stock options outstanding	78	79	60